CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Convertible Preferred Series A stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Series A stock, shares authorized	5,000,000	5,000,000	5,000,000
Convertible Preferred Series A stock, shares issued	264,894	264,894	264,894
Convertible Preferred Series A stock, shares outstanding	264,894	264,894	264,894
Common Stock, Par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	750,000,000	750,000,000	750,000,000
Common Stock, shares issued	73,705,054	69,642,554	60,337,382
Common Stock, shares outstanding	73,705,054	69,642,554	60,337,382